Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Lease Liabilities [Abstract]
Schedule of Lease Liabilities
As at	December 31, 2025	December 31, 2024
	$	$
Opening balance	155,527	119,697
New leases during the period	1,930,872	124,778
Change in liability (interest rate and inflation)	47,297	–
Lease payments	(730,072)	(114,790)
Interest accretion expense	265,707	50,126
Foreign exchange	188,996	(24,284)
Balance, end of period	1,858,326	155,527
Current portion	(722,050)	(82,795)
Long-term portion	1,136,276	72,732